Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 08, 2021	Oct. 08, 2021	Sep. 30, 2023	Dec. 31, 2022	Jul. 03, 2023	Dec. 31, 2021	Oct. 29, 2021
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions, price per unit			$ 0.5
Reimbursed to pay for additional advisors			$ 465,000
Deferred underwriting commissions			8,750,000
Deferred underwriting commissions including fees			$ 9,150,000
Preferred stock price per share			$ 0.0001
Preference shares			10
Exercise price per share			10
CERo common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value			$ 0.0001
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued	2,000,000		2,000,000
Price per unit	$ 10	$ 10
Additional underwriting fees			$ 400,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued	15,500,000	15,500,000
Price per unit	$ 10	$ 10
Deferred underwriting commissions including fees			$ 9,150,000
Underwriter Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional Units That Can Be Purchased To Cover Over Allotments				2,325,000
Deferred underwriting fees payable	$ 400,000	$ 400,000
Underwriter Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fees payable	$ 400,000	$ 400,000
Underwriter Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount, price per unit	$ 0.2	$ 0.2
Cash Underwriting Discount	$ 3,100,000
Reimbursement from Underwriters for Payment to Additional Parties	465,000
Deferred underwriting fees payable	$ 8,750,000	$ 8,750,000
Deferred underwriting commissions, price per unit	$ 0.5	$ 0.5
Underwriter Agreement [Member] | Initial Public Offer And Overallotment [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fees payable	$ 9,150,000	$ 9,150,000
Common Class A [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Additional shares			1,200,000
Exercise price per share							$ 11.5
Common stock shares issued			5,481,250	885,000	6,246,207	885,000
Common Class A [Member] | CERo common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock shares issued			5,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued				2,000,000
Common Class A [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued				17,500,000
Price per unit				$ 10
Common Class A [Member] | Sponsor Support Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate Shares			5,296,246
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount, price per unit			$ 0.2
Underwriter cash discount			$ 3,100,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units issued			2,325,000
Underwriters option period from the date of initial public offering			45 years
Business Combination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate liquidation preference			$ 50,000,000
Diluted price per share			$ 10
Closing term			4 years
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Option purchased	2,000,000
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock shares issued					4,596,250